Shareholder Report, Holdings (Details) - IPS Strategic Capital Absolute Return Fund | Institutional Class	Feb. 28, 2025
Options - Net
Holdings [Line Items]
Percent of Net Asset Value	64.40%
Government Securities
Holdings [Line Items]
Percent of Net Asset Value	9.56%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.05%
Net Cash
Holdings [Line Items]
Percent of Net Asset Value	6.99%